Employee costs and numbers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2015 USD ($) employee
Entity Information [Line Items]
Wages and salaries | $	$ 7,572	$ 8,456	$ 9,556
Social security costs | $	711	760	879
Share-based payments | $	624	764	833
Pension and other post-retirement benefit costs | $	1,296	1,253	1,660
Employee benefits expense | $	10,203	11,233	12,928
Termination payments | $	$ 189	$ 545	$ 857
Average number of employees (employee)	74,700	77,400	82,600
Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	18,400	20,200	23,000
Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	42,000	43,200	46,000
Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	14,300	14,000	13,600
Service station staff | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	16,500	15,800	15,000
Centralized function employees | Reportable segments | Upstream and Downstream Segments
Entity Information [Line Items]
Average number of employees reallocated to (from) (employee)		(800)
Centralized function employees | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)		800
Global business services | Downstream
Entity Information [Line Items]
Average number of employees reallocated to (from) (employee)			(2,000)
Global business services | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)			2,000
US
Entity Information [Line Items]
Average number of employees (employee)	14,200	15,200	17,400
US | Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	6,200	6,700	7,900
US | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	6,100	6,600	7,800
US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	1,900	1,900	1,700
Non-US
Entity Information [Line Items]
Average number of employees (employee)	60,500	62,200	65,200
Non-US | Reportable segments | Upstream
Entity Information [Line Items]
Average number of employees (employee)	12,200	13,500	15,100
Non-US | Reportable segments | Downstream
Entity Information [Line Items]
Average number of employees (employee)	35,900	36,600	38,200
Non-US | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	12,400	12,100	11,900
Brazil | Agricultural, operational and seasonal | Other businesses and corporate
Entity Information [Line Items]
Average number of employees (employee)	4,700	4,900	5,300